Offerings - Offering: 1	Oct. 11, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.10
Maximum Aggregate Offering Price	$ 200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.62
Offering Note
(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share, of Specificity, Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration.